UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 14, 2012 to January 13, 2013

Commission File Number of issuing entity: 333-181822-01

SMART ABS SERIES 2012-4US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-181822

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Australia

(State or other jurisdiction of incorporation or organization of issuing entity)

98-1073245

(IRS Employer Identification Number of issuing entity)

Level 3 9 Hunter Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

Not Applicable

(Former Name of Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b)
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-2b Notes			☒
Class A-3a Notes			☒
Class A-3b Notes			☒
Class A-4a Notes			☒
Class A-4b Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note

This Form 10-D/A amends and supersedes in its entirety the Form 10-D and Exhibit 99.1 previously filed on January 15, 2013 to attach the correct Monthly Servicer Report as Exhibit 99.1 to the filing.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2012-4US Trust for the distribution period commencing on December 14, 2012 and ending on January 13, 2013 is set forth in the attached Monthly Servicer Report.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2012-4US Trust for the distribution period commencing on December 14, 2012 and ending on January 13, 2013. Macquarie Securities Management Pty Limited most recently filed a Form ABS-15G with the SEC on February 14, 2012 with respect to all asset-backed securities securitized by it. Macquarie Securities Management Pty Limited’s CIK number is 0001541418.

Item 9. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on December 14, 2012 and ending on January 13, 2013.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
(Depositor)

/s/ Karleen Munns
Name:	Karleen Munns
Title:	Director

Date: June 3, 2013

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on December 14, 2012 and ending on January 13, 2013.